Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 96 .84%
ASSET-BACKED SECURITIES — 7 .62% **
AGL CLO 13 Ltd.,
Series 2021-13A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
1.32% 10/20/34
1,2,3
$ 70,000 $ 69,994
Aimco CLO,
Series 2015-AA, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.72% 10/17/34
1,2,3
70,000 69,568
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R11, Class M3
(LIBOR USD 1-Month plus 0.75%)
0.85% 01/25/36
2
100,000 98,701
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A2
7.58% 06/15/30
4
19,426 4,159
Centex Home Equity Loan Trust,
Series 2005-D, Class M4
(LIBOR USD 1-Month plus 0.92%)
1.02% 10/25/35
2
27,411 27,513
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
1.45% 10/25/37
1,2
5,693 5,724
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.73% 02/25/35
2
42,931 42,233
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
1.00% 10/25/47
2
22,893 22,890
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
1.29% 10/15/34
1,2,3
120,000 120,124
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.26% 05/25/37
2
18,133 18,036
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
33,833 37,618
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(LIBOR USD 1-Month plus 0.44%)
0.54% 02/25/36
2
5,485 5,456
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.78% 10/22/34
1,2,3
70,000 69,808
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M4
(LIBOR USD 1-Month plus 0.89%)
0.99% 06/25/35
2
$ 56,025 $ 56,077
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
1.28% 07/15/36
1,2,3
70,000 70,029
Palmer Square CLO Ltd.,
Series 2021-4A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
1.31% 10/15/34
1,2,3
125,000 125,162
Saxon Asset Securities Trust,
Series 2007-2, Class A2A
(LIBOR USD 1-Month plus 0.10%)
0.20% 05/25/47
2
71,354 61,551
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
1.37% 01/20/34
1,2,3
120,000 120,176
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
38,172 38,172
SLC Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
0.36% 03/15/55
2
60,000 58,235
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
0.29% 07/25/25
2
70,000 65,194
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.32% 01/25/83
2
20,000 19,233
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.32% 04/26/83
2
20,000 18,795
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/25/73
2
35,000 35,071
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.22% 07/25/23
2
29,945 29,947
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/26/83
2
20,000 20,180

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/26/83
2
$ 20,000 $ 20,125
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
1.62% 04/25/23
2
18,799 18,922
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.37% 10/25/75
2
30,000 30,153
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.62% 04/25/23
2
14,266 14,338
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.37% 10/25/83
2
15,000 15,142
Structured Receivables Finance LLC,
Series 2010-B, Class A
3.73% 08/15/36
1
45,463 46,741
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
0.29% 04/25/40
1,2
34,558 34,056
Wells Fargo Home Equity Trust Mortgage Pass-Through
Certificates,
Series 2004-1, Class 2A1
(LIBOR USD 1-Month plus 0.60%)
0.70% 04/25/34
2
12,364 12,206
Total Asset-Backed Securities
(Cost $1,475,573) 1,501,329
CORPORATES — 61 .50% *
Banking — 11 .54%
Bank of America Corp.
1.73% 07/22/27
4
270,000 268,039
3.00% 12/20/23
4
15,000 15,313
Bank of America Corp.
(MTN)
2.09% 06/14/29
4
230,000 228,772
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
60,000 58,029
2.19% 06/05/26
1,3,4
25,000 25,156
2.59% 09/11/25
1,3,4
5,000 5,103
3.09% 05/14/32
1,3,4
25,000 25,457
Discover Bank
(BKNT)
3.45% 07/27/26 40,000 42,356
DNB Bank ASA
(Norway)
1.13% 09/16/26
1,3,4
70,000 68,602
Fifth Third Bancorp
2.55% 05/05/27 20,000 20,645
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
$ 20,000 $ 19,570
2.21% 08/17/29
3,4
185,000 181,636
JPMorgan Chase & Co.
0.97% 06/23/25
4
180,000 178,412
1.58% 04/22/27
4
320,000 316,444
2.01% 03/13/26
4
35,000 35,461
3.56% 04/23/24
4
70,000 72,359
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
3,4
120,000 126,837
Macquarie Group Ltd.
(Australia)
1.63% 09/23/27
1,3,4
85,000 83,257
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
75,000 79,448
Santander UK Group Holdings PLC
(United Kingdom)
3.57% 01/10/23
3
10,000 10,004
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
95,000 101,130
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
305,000 310,205
2,272,235
Communications — 6 .84%
AT&T, Inc.
2.55% 12/01/33 194,000 189,959
3.80% 12/01/57 40,000 41,785
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 105,000 99,836
3.75% 02/15/28 67,000 71,835
Comcast Corp.
1.95% 01/15/31 75,000 73,425
Cox Communications, Inc.
3.35% 09/15/26
1
45,000 47,817
Discovery Communications LLC
3.63% 05/15/30 40,000 42,817
Level 3 Financing, Inc.
3.40% 03/01/27
1
10,000 10,339
3.88% 11/15/29
1
46,000 46,871
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
15,000 15,433
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
69,063 72,344
5.15% 03/20/28
1
60,000 66,239
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
1,3
50,000 54,573

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
T-Mobile USA, Inc.
2.55% 02/15/31 $ 159,000 $ 158,328
Verizon Communications, Inc.
2.36% 03/15/32
1
216,000 213,203
ViacomCBS, Inc.
4.20% 05/19/32 50,000 56,483
Vodafone Group PLC
(United Kingdom)
4.38% 05/30/28
3
60,000 67,569
Walt Disney Co. (The)
6.20% 12/15/34 4,000 5,594
7.75% 01/20/24 12,000 13,599
1,348,049
Consumer Discretionary — 2 .13%
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 60,000 65,835
4.75% 01/23/29 15,000 17,475
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
1,3
55,000 62,256
Constellation Brands, Inc.
2.88% 05/01/30 35,000 35,959
Hyatt Hotels Corp.
1.80% 10/01/24 65,000 65,117
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
1,3
50,000 53,675
Reynolds American, Inc.
5.70% 08/15/35 100,000 118,903
419,220
Electric — 2 .65%
Alliant Energy Finance LLC
1.40% 03/15/26
1
65,000 62,708
Ameren Corp.
3.50% 01/15/31 95,000 102,597
Appalachian Power Co.,
Series X
3.30% 06/01/27 20,000 21,361
Berkshire Hathaway Energy Co.
3.70% 07/15/30 30,000 33,327
Black Hills Corp.
4.35% 05/01/33 36,000 40,911
Duke Energy Corp.
2.55% 06/15/31 45,000 45,036
ITC Holdings Corp.
4.05% 07/01/23 10,000 10,360
Jersey Central Power & Light Co.
2.75% 03/01/32
1
55,000 56,000
4.70% 04/01/24
1
5,000 5,319
Metropolitan Edison Co.
4.00% 04/15/25
1
25,000 26,527
Narragansett Electric Co. (The)
3.40% 04/09/30
1
35,000 37,326
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Public Service Co. of New Mexico
3.85% 08/01/25 $ 40,000 $ 42,644
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 15,000 16,623
Xcel Energy, Inc.
3.40% 06/01/30 20,000 21,484
522,223
Energy — 2 .99%
Energy Transfer LP
4.00% 10/01/27 15,000 16,118
4.95% 06/15/28 135,000 151,992
Exxon Mobil Corp.
3.45% 04/15/51 20,000 21,714
Hess Corp.
4.30% 04/01/27 32,000 35,065
Kinder Morgan, Inc.
5.30% 12/01/34 30,000 36,158
5.63% 11/15/23
1
25,000 26,724
Lundin Energy Finance BV
(Netherlands)
3.10% 07/15/31
1,3
55,000 55,629
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
30,000 29,193
6.70% 02/16/32
1,3
13,000 13,114
Phillips 66 Partners LP
3.15% 12/15/29 25,000 25,910
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 10,000 9,990
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 45,000 49,073
Rockies Express Pipeline LLC
3.60% 05/15/25
1
20,000 20,621
4.95% 07/15/29
1
10,000 10,749
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
14,394 13,513
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
30,000 36,084
Texas Eastern Transmission LP
2.80% 10/15/22
1
10,000 10,110
Williams Cos., Inc. (The)
4.30% 03/04/24 25,000 26,438
588,195
Finance — 8 .81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.88% 01/23/28
3
36,000 38,269
Air Lease Corp.
3.00% 09/15/23 15,000 15,417
3.63% 12/01/27 31,000 32,742
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
11,000 10,693

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
2.88% 02/15/25
1,3
$ 45,000 $ 45,997
Capital One Financial Corp.
1.34% 12/06/24
4
50,000 50,321
Citigroup, Inc.
0.98% 05/01/25
4
60,000 59,588
1.46% 06/09/27
4
255,000 250,559
3.67% 07/24/28
4
95,000 102,593
Ford Motor Credit Co. LLC
4.25% 09/20/22 25,000 25,483
(LIBOR USD 3-Month plus 1.08%)
1.22% 08/03/22
2
35,000 35,105
General Motors Financial Co., Inc.
3.15% 06/30/22 10,000 10,106
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
4
335,000 328,595
Intercontinental Exchange, Inc.
1.85% 09/15/32 35,000 33,605
2.10% 06/15/30 15,000 14,901
LSEGA Financing PLC
(United Kingdom)
1.38% 04/06/26
1,3
50,000 49,034
Morgan Stanley
1.59% 05/04/27
4
325,000 321,807
Morgan Stanley
(GMTN)
1.51% 07/20/27
4
70,000 68,920
3.70% 10/23/24 70,000 74,587
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
90,000 92,725
Pipeline Funding Co. LLC
7.50% 01/15/30
1
17,796 22,345
Raymond James Financial, Inc.
4.65% 04/01/30 45,000 52,192
1,735,584
Food — 1 .14%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
5.50% 01/15/30
1,3
50,000 54,459
Kraft Heinz Foods Co.
5.00% 07/15/35 28,000 34,366
Pilgrim's Pride Corp.
3.50% 03/01/32
1
60,000 60,908
Smithfield Foods, Inc.
2.63% 09/13/31
1
65,000 63,282
5.20% 04/01/29
1
10,000 11,432
224,447
Health Care — 8 .11%
AbbVie, Inc.
4.50% 05/14/35 55,000 65,898
Alcon Finance Corp.
2.75% 09/23/26
1
45,000 46,569
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Anthem, Inc.
3.65% 12/01/27 $ 30,000 $ 32,936
Ascension Health,
Series B
2.53% 11/15/29 20,000 20,779
Banner Health
2.34% 01/01/30 10,000 10,140
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 15,000 16,526
Baxalta, Inc.
3.60% 06/23/22 25,000 25,212
Baxter International, Inc.
3.95% 04/01/30 25,000 27,860
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
95,000 106,204
Becton Dickinson and Co.
3.36% 06/06/24 7,000 7,330
3.70% 06/06/27 35,000 38,171
Centene Corp.
3.00% 10/15/30 50,000 50,912
Cigna Corp.
2.40% 03/15/30 110,000 111,093
CommonSpirit Health
2.76% 10/01/24 25,000 25,823
2.78% 10/01/30 20,000 20,523
3.35% 10/01/29 50,000 53,176
CVS Health Corp.
3.25% 08/15/29 95,000 101,390
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 50,000 52,868
Elanco Animal Health, Inc.
5.90% 08/28/28 15,000 17,421
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
30,000 30,107
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
20,000 19,824
HCA, Inc.
4.13% 06/15/29 110,000 121,415
4.50% 02/15/27 5,000 5,511
5.25% 06/15/26 15,000 16,884
Humana, Inc.
2.15% 02/03/32 20,000 19,395
2.90% 12/15/22 15,000 15,294
Illumina, Inc.
2.55% 03/23/31 50,000 50,171
Merck & Co., Inc.
2.15% 12/10/31 20,000 20,065
Molina Healthcare, Inc.
3.88% 11/15/30
1
30,000 31,202
PerkinElmer, Inc.
2.25% 09/15/31 45,000 43,900
2.55% 03/15/31 25,000 25,228
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 20,000 20,986

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 $ 45,000 $ 42,614
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
40,000 38,967
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
3
30,000 29,006
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
3
50,000 50,498
Thermo Fisher Scientific, Inc.
2.00% 10/15/31 40,000 39,461
UnitedHealth Group, Inc.
3.88% 12/15/28 50,000 55,974
Universal Health Services, Inc.
1.65% 09/01/26
1
55,000 54,121
Viatris, Inc.
1.13% 06/22/22 35,000 35,076
1,596,530
Industrials — 2 .08%
Amcor Finance USA, Inc.
3.63% 04/28/26 35,000 37,342
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
25,000 26,556
3.85% 12/15/25
1
20,000 21,456
Berry Global, Inc.
1.57% 01/15/26 50,000 48,968
Boeing Co. (The)
1.43% 02/04/24 15,000 14,991
4.88% 05/01/25 35,000 38,337
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.52% 05/05/26
2
10,000 9,805
L3Harris Technologies, Inc.
3.85% 06/15/23 15,000 15,573
Sealed Air Corp.
1.57% 10/15/26
1
30,000 29,124
Sonoco Products Co.
3.13% 05/01/30 45,000 47,107
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
1,3
15,000 15,898
3.90% 03/22/23
1,3
75,000 77,463
WRKCo, Inc.
3.00% 06/15/33 10,000 10,329
4.65% 03/15/26 15,000 16,741
409,690
Information Technology — 2 .80%
Amazon.com, Inc.
2.10% 05/12/31 40,000 40,582
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
Analog Devices, Inc.
(SOFR Rate plus 0.25%)
0.30% 10/01/24
2
$ 60,000 $ 60,005
Apple, Inc.
1.70% 08/05/31 65,000 63,490
Broadcom, Inc.
3.63% 10/15/24 25,000 26,460
Fiserv, Inc.
2.65% 06/01/30 25,000 25,396
Intel Corp.
2.00% 08/12/31 25,000 24,862
Micron Technology, Inc.
2.70% 04/15/32 35,000 35,160
Netflix, Inc.
3.63% 06/15/25
1
55,000 58,017
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
1,3
50,000 52,369
Oracle Corp.
2.88% 03/25/31 95,000 95,591
Skyworks Solutions, Inc.
0.90% 06/01/23 25,000 24,878
VMware, Inc.
1.00% 08/15/24 45,000 44,615
551,425
Insurance — 3 .59%
Aon Corp.
2.80% 05/15/30 40,000 41,271
Aon Corp./Aon Global Holdings PLC
2.60% 12/02/31 10,000 10,185
Athene Global Funding
1.61% 06/29/26
1
10,000 9,828
(SOFR Rate plus 0.70%)
0.75% 05/24/24
1,2
65,000 65,120
Equitable Financial Life Global Funding
1.80% 03/08/28
1
25,000 24,609
Farmers Exchange Capital
7.05% 07/15/28
1
30,000 36,935
Farmers Insurance Exchange
4.75% 11/01/57
1,4
45,000 51,571
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 40,000 39,963
2.38% 12/15/31 10,000 10,098
Metropolitan Life Global Funding I
2.95% 04/09/30
1
35,000 36,947
MMI Capital Trust I,
Series B
7.63% 12/15/27 65,000 81,604
Nationwide Mutual Insurance Co.
2.49% 12/15/24
1,4
60,000 60,073
New York Life Insurance Co.
5.88% 05/15/33
1
40,000 52,727
Principal Life Global Funding II
0.75% 04/12/24

25,000 24,800

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,4
$ 80,000 $ 82,767
Trinity Acquisition PLC
(United Kingdom)
4.40% 03/15/26
3
20,000 21,920
Willis North America, Inc.
2.95% 09/15/29 55,000 56,362
706,780
Materials — 0 .66%
FMC Corp.
3.45% 10/01/29 20,000 21,317
Georgia-Pacific LLC
2.30% 04/30/30
1
25,000 25,166
International Flavors & Fragrances, Inc.
1.23% 10/01/25
1
50,000 48,999
2.30% 11/01/30
1
35,000 34,347
129,829
Real Estate Investment Trust (REIT) — 5 .79%
American Assets Trust LP
3.38% 02/01/31 25,000 25,655
American Campus Communities Operating Partnership LP
3.30% 07/15/26 15,000 15,820
3.63% 11/15/27 5,000 5,341
3.75% 04/15/23 20,000 20,546
3.88% 01/30/31 65,000 72,015
American Homes 4 Rent LP
2.38% 07/15/31 30,000 29,530
American Tower Corp.
2.90% 01/15/30 40,000 41,056
Boston Properties LP
3.25% 01/30/31 15,000 15,719
3.40% 06/21/29 25,000 26,561
Crown Castle International Corp.
3.30% 07/01/30 50,000 52,800
CubeSmart LP
4.38% 02/15/29 15,000 16,980
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 40,000 41,331
3.45% 11/15/29 65,000 70,610
Essex Portfolio LP
2.65% 03/15/32 10,000 10,075
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 15,000 15,607
4.00% 01/15/30 20,000 21,261
5.30% 01/15/29 40,000 45,479
Healthcare Realty Trust, Inc.
3.88% 05/01/25 20,000 21,231
Healthcare Trust of America Holdings LP
2.00% 03/15/31 55,000 52,108
3.10% 02/15/30 15,000 15,579
Healthpeak Properties, Inc.
4.00% 06/01/25 65,000 69,994
Hudson Pacific Properties LP
3.95% 11/01/27 75,000 80,429
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Invitation Homes Operating Partnership LP
2.30% 11/15/28 $ 45,000 $ 44,561
Kilroy Realty LP
2.50% 11/15/32 25,000 24,356
3.05% 02/15/30 5,000 5,161
4.38% 10/01/25 15,000 16,316
Life Storage LP
2.20% 10/15/30 40,000 39,362
LXP Industrial Trust
2.38% 10/01/31 25,000 23,989
2.70% 09/15/30 25,000 24,803
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.63% 06/15/25
1
50,000 53,414
Mid-America Apartments LP
1.70% 02/15/31 20,000 19,109
Piedmont Operating Partnership LP
2.75% 04/01/32 25,000 24,559
SL Green Operating Partnership LP
3.25% 10/15/22 35,000 35,548
UDR, Inc.
(MTN)
4.40% 01/26/29 10,000 11,284
Ventas Realty LP
2.50% 09/01/31 25,000 24,763
3.00% 01/15/30 15,000 15,498
4.13% 01/15/26 10,000 10,892
1,139,342
Retail — 0 .31%
Alimentation Couche-Tard, Inc.
(Canada)
2.95% 01/25/30
1,3
40,000 41,518
Starbucks Corp.
2.55% 11/15/30 20,000 20,427
61,945
Services — 1 .28%
Global Payments, Inc.
1.50% 11/15/24 55,000 55,032
IHS Markit Ltd.
(Bermuda)
4.75% 08/01/28
3
55,000 63,946
5.00% 11/01/22
1,3
25,000 25,817
Northwestern University
3.69% 12/01/38 20,000 23,924
RELX Capital, Inc.
3.00% 05/22/30 30,000 31,531
Republic Services, Inc.
2.90% 07/01/26 15,000 15,696
Waste Connections, Inc.
(Canada)
2.60% 02/01/30

35,000 35,750
251,696

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation — 0 .78%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 $ 6,008 $ 6,078
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 22,758 22,402
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 30,183 30,541
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 3,221 3,264
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 16,850 17,783
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 40,992 43,053
Union Pacific Corp.
2.89% 04/06/36 30,000 31,494
154,615
Total Corporates
(Cost $12,234,910) 12,111,805
MORTGAGE-BACKED — 17 .85% **
Non-Agency Commercial Mortgage-Backed — 6 .64%
BANK,
Series 2018-BN10, Class XA (IO)
0.71% 02/15/61
4
265,480 10,036
BANK,
Series 2019-BN16, Class A4
4.01% 02/15/52 85,000 95,532
BANK,
Series 2019-BN17, Class A4
3.71% 04/15/52 55,000 60,761
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class XA (IO)
1.35% 04/10/46
4
3,412,659 44,690
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
0.82% 09/10/46
4
7,412,244 82,411
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.96% 10/10/47
4
597,003 13,092
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.17% 03/10/46
4
497,327 5,364
Commercial Mortgage Trust,
Series 2013-CR9, Class XA (IO)
0.06% 07/10/45
4
14,825,339 7,577
Commercial Mortgage Trust,
Series 2013-LC6, Class XA (IO)
1.27% 01/10/46
4
2,084,171 15,096
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
0.95% 08/10/47
4
$ 613,410 $ 12,498
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.12% 03/10/47
4
893,203 17,273
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.06% 06/10/47
4
1,796,369 37,923
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.85% 09/10/47
4,5,6
2,072,672 38,232
Commercial Mortgage Trust,
Series 2015-3BP, Class XA (IO)
0.06% 02/10/35
1,4
8,554,000 25,311
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.76% 12/15/49
4
319,178 9,434
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XA (IO)
1.47% 02/10/46
4
3,104,077 36,418
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
1,4
375,000 3,906
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.73% 08/10/43
1,4
4,775,699 35,839
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.00% 08/10/44
1,4
288,995 3
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA (IO)
0.54% 08/10/46
4
4,548,190 34,070
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
0.99% 04/10/47
4
2,473,766 41,536
GS Mortgage Securities Trust,
Series 2016-GS3, Class XA (IO)
1.20% 10/10/49
4
210,457 9,809
GS Mortgage Securities Trust,
Series 2017-GS7, Class XA (IO)
1.11% 08/10/50
4
98,112 4,613
GS Mortgage Securities Trust,
Series 2019-GC42, Class A4
3.00% 09/01/52 50,000 53,043
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.82% 09/15/47
4
1,960,319 34,983
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.83% 11/15/47
4
1,530,615 31,079
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.62% 05/15/48
4
528,462 8,995

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class XB (IO)
0.89% 11/15/43
1,4
$ 952,292 $ 1,524
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.39% 12/15/47
4
1,192,128 10,463
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
5,000 5,400
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C8, Class XA (IO)
0.91% 12/15/48
4
2,928,627 20,341
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
0.97% 12/15/47
4
1,858,810 42,224
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.02% 04/15/48
4
690,718 17,278
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class XB (IO)
0.81% 12/15/38
1,4
570,000 14,150
OPG Trust,
Series 2021-PORT, Class XCP (IO)
0.05% 10/15/36
1,4
125,766,000 45,640
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.21% 08/10/49
1,4,5,6
3,700,000 6,254
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.08% 08/15/50
4
329,703 6,889
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.03% 12/15/47
4
4,996,372 120,262
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.65% 07/15/58
4
2,210,976 42,102
Wells Fargo Commercial Mortgage Trust,
Series 2015-SG1, Class A4
3.79% 09/15/48 39,470 41,592
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XA (IO)
1.28% 06/15/45
1,4
4,067,315 10,197
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class XA (IO)
1.01% 03/15/47
4
7,845,673 124,130
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.25% 03/15/47
4
1,376,066 28,957
1,306,927
Non-Agency Mortgage-Backed — 3 .57%
American Home Mortgage Investment Trust,
Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.68%)
0.78% 02/25/45
2
71,278 71,458
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2014-R7, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
0.24% 09/26/36
1,2
$ 20,002 $ 19,844
Bear Stearns ARM Trust,
Series 2004-1, Class 12A5
2.81% 04/25/34
4
7,891 7,948
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,4
85,569 85,128
Galton Funding Mortgage Trust,
Series 2018-2, Class A22
4.00% 10/25/58
1,4
24,731 24,963
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
2.85% 09/25/35
4
13,054 13,362
Impac CMB Trust,
Series 2004-6, Class 1A2
(LIBOR USD 1-Month plus 0.78%)
0.88% 10/25/34
2
102,319 102,944
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.34% 06/25/37
2
86,452 86,782
JPMorgan Mortgage Trust,
Series 2005-A3, Class 2A1
2.63% 06/25/35
4
5,180 5,376
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
2.24% 07/25/34
4
13,987 14,519
Morgan Stanley Mortgage Loan Trust,
Series 2005-5AR, Class 1M3
(LIBOR USD 1-Month plus 0.83%)
0.93% 09/25/35
2
100,000 100,158
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A2
(LIBOR USD 1-Month plus 0.70%)
0.80% 03/19/34
2
1,794 1,773
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A2A1
(LIBOR USD 1-Month plus 0.68%)
0.78% 01/25/45
2
101,426 101,604
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A2
(Federal Reserve US 12-Month Cumulative Average plus
1.45%)
1.53% 10/25/45
2
66,318 66,524
702,383
U.S. Agency Commercial Mortgage-Backed — 1 .24%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.93% 07/25/39
4
504,119 15,471
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.11% 04/25/36

102,686 1,036

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.65% 01/25/39
4
$ 561,498 $ 18,464
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K020, Class X1 (IO)
1.33% 05/25/22
4
1,645,144 2,514
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K025, Class X1 (IO)
0.78% 10/25/22
4
723,478 3,389
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.55% 10/25/43
4
250,000 12,381
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K721, Class X1 (IO)
0.30% 08/25/22
4
29,644,769 44,349
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K722, Class X1 (IO)
1.31% 03/25/23
4
2,040,539 21,014
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC01, Class X1 (IO)
0.42% 12/25/22
4
2,300,102 9,408
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.20% 06/25/27
4
1,753,717 77,616
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.13% 02/16/53
4
3,028,338 14,112
Ginnie Mae,
Series 2013-1, Class IO (IO)
0.58% 02/16/54
4
526,850 8,145
Ginnie Mae,
Series 2013-125, Class IO (IO)
0.20% 10/16/54
4
1,040,979 16,539
244,438
U.S. Agency Mortgage-Backed — 6 .40%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
5.90% 11/25/41
2
79,237 10,024
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 32,249 32,464
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
1.20% 10/25/42
2
39,140 39,528
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 4064, Class TB
3.50% 06/15/42 $ 103,000 $ 107,157
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 187,232 34,656
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.50% 10/20/33
2
229,601 40,795
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 29,775 31,573
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 4,002 4,143
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 28,454 29,800
UMBS (TBA)
2.00% 02/01/52 475,000 472,516
2.50% 02/01/52 450,000 458,337
1,260,993
Total Mortgage-Backed
(Cost $4,389,134) 3,514,741
MUNICIPAL BONDS — 3 .33% *
California — 1 .00%
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 25,000 32,569
5.76% 07/01/29 80,000 96,560
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 10,000 13,938
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 10,000 10,359
Santa Clara Valley Transportation Authority Revenue Bonds,
Transit Improvements
5.88% 04/01/32 20,000 24,020
Santa Monica Community College District General
Obligation Bonds
2.05% 08/01/33 20,000 19,663
197,109
Florida — 0 .08%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 15,816
Maryland — 0 .08%
City of Baltimore Revenue Bonds, Series B
2.13% 07/01/33 15,000 14,918

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Massachusetts — 0 .15%
Massachusetts School Building Authority Revenue Bonds,
Series A
2.50% 02/15/37 $ 15,000 $ 14,600
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 15,000 15,711
30,311
New York — 2 .02%
City of New York General Obligation Bonds, Series D
1.92% 08/01/31 30,000 29,412
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 5,488
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.50% 11/01/33 50,000 49,898
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 100,000 95,601
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series F
2.96% 02/15/32 25,000 26,266
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 75,000 75,434
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 50,000 60,147
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series B
2.97% 03/15/34 15,000 15,581
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 15,000 14,372
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.59% 03/15/35 25,000 24,920
397,119
Total Municipal Bonds
(Cost $666,134) 655,273
U.S. TREASURY SECURITIES — 6 .54%
U.S. Treasury Notes — 6 .54%
U.S. Treasury Notes
0.50% 11/30/23 262,000 261,022
0.75% 12/31/23 23,000 23,007
1.25% 11/30/26 113,000 113,000
1.25% 12/31/26 264,000 263,937
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
1.38% 11/15/31 $ 635,000 $ 627,162
Total U.S. Treasury Securities
(Cost $1,287,943) 1,288,128
Total Bonds — 96 .84%
(Cost $20,053,694)
19,071,276
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 6 .64%
Money Market Funds — 2 .08%
Dreyfus Government Cash Management Fund
0.03%
7
348,000 348,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
7
33,980 33,980
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
7
27,000 27,000
408,980
U.S. Treasury Bills — 4 .56%
U.S. Treasury Bills
0.13%
8
06/09/22 500,000 499,755
0.18%
8
06/23/22 400,000 399,662
899,417
Total Short-Term Investments
(Cost $1,308,372) 1,308,397
Total Investments Before Written Options - 103.48%
(Cost $21,362,066) 20,379,673
Written Options - (0.04)%
(Cost $(8,352)) (7,750)
Liabilities in Excess of Other Assets - (3.44)% (678,313)
Net Assets - 100.00% $ 19,693,610
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $96,171, which is 0.49% of total net assets.
7
Represents the current yield as of December 31, 2021.
8
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(TBA): To-Be-Announced
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 19 03/31/22 $ 2,298,555 $ 8,174 $ 8,174
U.S. Treasury Two-Year Note 14 03/31/22 3,054,406 (3,746) (3,746)
5,352,961 4,428 4,428
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 16 03/22/22 (2,343,000) (27,245) (27,245)
U.S. Treasury Ultra Bond 2 03/22/22 (394,250) (1,145) (1,145)
(2,737,250) (28,390) (28,390)
TOTAL FUTURES CONTRACTS $ 2,615,711 $ (23,962) $ (23,962)
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 2-Year MIDCV Future Options 5 $ 98.25 09/16/22 $ (614,531) $ (4,344)
WRITTEN PUT OPTIONS EXCHANGE TRADED
IMM Eurodollar 2-Year MIDCV Future Options 5 $ 98.25 09/16/22 $ (614,531) $ (3,406)

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
Received by the Fund Paid by the Fund
Description
Put/
Call
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually $ 40 $ 144 $ — $ 144
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 25 19 — 19
Interest Rate
Swap
1
Call 07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 470 (5,512) — (5,512)
Interest Rate
Swap
1
Call 07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 340 (3,935) — (3,935)
Interest Rate
Swap
1
Call 07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 235 (2,542) — (2,542)
Interest Rate
Swap
1
Call 09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 1,010 (5,025) — (5,025)
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 20 (87) — (87)
Interest Rate
Swap
1
Call 09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 85 (1,564) — (1,564)
TOTAL SWAPS CONTRACTS $ 2,225 $ (18,502) $ — $ (18,502)

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 14
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
INVESTMENT GRADE CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 408,980 $ — $ — $ 408,980
U.S. Treasury Bills 899,417 — — 899,417
Long-Term Investments:
Asset-Backed Securities — 1,463,157 38,172 1,501,329
Corporates — 12,098,292 13,513 12,111,805
Mortgage-Backed Securities — 3,470,255 44,486 3,514,741
Municipal Bonds — 655,273 — 655,273
U.S. Treasury Securities 1,288,128 — — 1,288,128
Other Financial Instruments
*
Assets:
Interest rate contracts 8,174 163 — 8,337
Liabilities:
Interest rate contracts (39,886) (18,665) — (58,551)
Total $ 2,564,813 $ 17,668,475 $ 96,171 $ 20,329,459
*Other financial instruments include futures, swaps and written options. Interest rate contracts include futures, swaps and written options.

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
15 / December 2021
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
INVESTMENT GRADE
CREDIT FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 39,216 $ 13,167 $ 65,397
Accrued discounts/premiums — (98) (2,507)
Realized (loss) — (12) —
Change in unrealized appreciation (depreciation)* 603 1,782 (18,404)
Purchases — — —
Sales (1,647) (1,326) —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2021
$ 38,172 $ 13,513 $ 44,486
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $(16,019) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
INVESTMENT GRADE CREDIT FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $38,172 Broker Quote Offered Quote $100.00 $100.00
Corporate Securities $13,513 Third-Party Vendor Vendor Prices $93.88 $93.88
Mortgage-Backed Securities-Commercial
Mortgage-Backed $44,486 Third-Party Vendor Vendor Prices $0.17 - $1.84 $1.61
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.